RELATED PARTY TRANSACTIONS 3 (Details) (Frontline, USD $)	12 Months Ended	36 Months Ended	60 Months Ended	72 Months Ended		204 Months Ended
	Dec. 31, 2012 vessel	Mar. 31, 1998	Mar. 31, 2009	Mar. 31, 2015	Mar. 31, 2004	Mar. 31, 2015 Rate	Dec. 31, 2011
Frontline
Related Party Transaction [Line Items]
Vessel Management Initial Annual Fee		$ 13,625
Vessel Management Shared Annual Fee		3,000
Number of vessels owned by group	4
Management Fee Contactual Annual Increase						4.00%
Technical Advisors Initial Annual Fee		10,000
Designated Representative Initial Annual Fee		15,000
Designated Representative Amended Annual Fee			25,000	30,000	20,000
Designated Representative Fee Under Accrual							$ 13,500